Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates, assumptions and judgments that affect the reported amounts of assets, liabilities, revenue, and expenses and related disclosures. On an ongoing basis, the Company evaluates its estimates, including, among others, those related to income taxes, the realizability of inventory, stock-based compensation, contingencies, revenue-related reserves, fair value measurements, goodwill, and useful lives of property and equipment and intangible assets. The Company bases its estimates on historical experience, market conditions, and on various other assumptions that are believed to be reasonable. Actual results may differ from these estimates.

Beginning in the first quarter of 2020, the COVID-19 pandemic caused by the novel coronavirus has negatively impacted, and may continue to negatively impact, the macroeconomic environment in the United States and globally, as well as the Company’s business, financial condition and results of operations. Due to the evolving and uncertain nature of COVID-19, it is reasonably possible that it could materially impact the Company’s estimates, particularly those noted above that require consideration of forecasted financial information, in the near to medium term. The ultimate impact will depend on numerous evolving factors that the Company may not be able to accurately predict, including the duration and extent of the pandemic, the impact of federal, state, local and foreign governmental actions, consumer behavior in response to the pandemic and other economic and operational conditions the Company may face.

Comprehensive Loss

The Company did not have any other comprehensive income or loss for three and six months ended June 30, 2019 and 2020. Accordingly, net loss and comprehensive loss are the same for the periods presented.

Restricted Cash

Restricted cash as of December 31, 2019 and June 30, 2020 includes cash deposits required under letter of credit agreements as explained in Note 8 – Commitments and Contingencies. Restricted cash as of June 30, 2020 also includes a $20.0 million cash deposit required under the Company’s 2020 Vehicle Floorplan Facility as explained in Note 7 – Vehicle Floorplan Facilities.

Advertising

Advertising costs are expensed as incurred and are included within “Selling, general and administrative expenses” in the condensed consolidated statements of operations. Advertising expenses were $12.7 million and $11.6 million for the three months ended June 30, 2019 and 2020, respectively, and $19.8 million and $29.5 million for the six months ended June 30, 2019 and 2020, respectively.

Shipping and Handling

The Company’s logistics costs related to transporting its used vehicle inventory primarily include third-party transportation fees. The portion of these costs related to inbound transportation from the point of acquisition to the relevant reconditioning facility is included in cost of sales when the related used vehicle is sold. Logistics costs not included in cost of sales are accounted for as costs to fulfil contracts with customers and are included in “Selling, general and administrative expenses” in the condensed consolidated statements of operations and were $2.7 million and $5.5 million for the three months ended June 30, 2019 and 2020, respectively, and $4.9 million and $11.3 million for the six months ended June 30, 2019 and 2020, respectively.

Concentration of Credit Risk and Significant Customers

The Company’s principal financial instruments subject to potential concentration of credit risk are cash and cash equivalents and accounts receivable, which are unsecured. The Company’s cash and cash equivalents are maintained at various large financial institutions. Deposits held with financial institutions may at times exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and, therefore, management believes they bear minimal risk. Concentration of credit risk with respect to accounts receivable is generally mitigated by a large customer base.

For the three and six months ended June 30, 2019 and 2020, no customer represented 10% or more of the Company’s revenues and no customer represented more than 10% of the Company’s accounts receivable as of December 31, 2019 and June 30, 2020.

Liquidity

The Company has had negative cash flows and losses from operations since inception which it has funded primarily through issuances of common and preferred stock. The Company has historically funded vehicle inventory purchases through its vehicle floorplan facility (refer to Note 7 – Vehicle Floorplan Facilities). As further discussed in Note 7, the Company entered into a new vehicle floorplan facility in March 2020 which increased the borrowing capacity up to $450.0 million and extended the term through March 2021.

In accordance with Accounting Standards Update No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there is substantial doubt about the Company’s ability to meet its obligations within one year from the financial statement issuance date. In connection with the previous issuance of the consolidated financial statements as of and for the year ended December 31, 2019, uncertainties relating to the COVID-19 pandemic, combined with the Company’s losses and negative cash flows from operations since inception, and the fact that management’s plan to obtain additional capital had not yet been completed, raised substantial doubt about the Company’s ability to continue as a going concern. However, following the successful completion of the Company’s IPO in June 2020, in which it raised proceeds of $504.0 million from the IPO, net of the underwriting discount and before deducting offering expenses of $7.5 million as described above, management completed an updated evaluation of the Company’s ability to continue as going concern and has concluded the factors that previously raised substantial doubt about the Company’s ability to continue as going concern no longer exist as of the issuance date of these condensed consolidated financial statements.

Nonemployee Share-Based Payments

On May 15, 2020, the Company entered into an agreement with Rocket Auto LLC and certain of its affiliates (collectively, “Rocket”) providing for the launch of an ecommerce platform under the “Rocket Auto” brand for the marketing and sale of vehicles directly to consumers (the “RA Agreement”). The Company will list its used vehicle inventory for sale on the Rocket Auto platform, but all sales of the Company’s inventory will be conducted through the Company’s platform. Rocket Auto is expected to launch publicly during the second half of the year ending December 31, 2020 and, during the term of the RA Agreement, Rocket has agreed to ensure that not less than a minimum percentage of all used vehicles sold or leased through the platform on a monthly basis will be Vroom inventory. The Company has agreed to pay Rocket a combination of cash and stock for vehicle sales made through the platform, including upfront equity consisting of 183,870 shares of the Company’s common stock that were issued upon execution of the RA Agreement, and the potential issuance to Rocket of up to an additional 8,641,914 shares of common stock over a four-year period based upon sales volume of Vroom inventory through the Rocket Auto platform.

The Company accounts for the issuance of its common stock under the RA agreement in accordance with ASC 718, Compensation – Stock Compensation, including the provisions that apply to share-based payments issued to nonemployees for goods or services. The Company determined that the grant date was May 15, 2020 for both the upfront shares issued and the additional shares that potentially are to be issued based on sales volume through the Rocket Auto platform. The fair value of the Company’s common stock on the grant date was determined to be $11.57 per share. The grant date fair value of the upfront shares issued was initially recognized as an asset within “Other assets” in the condensed consolidated balance sheet, which will subsequently be amortized within “Selling, general and administrative expenses” over the term of the RA agreement commencing on the launch date. The grant date fair value of the potential shares to be issued will be recognized within “Selling, general and administrative expenses” as sales of Vroom’s inventory associated with the Rocket Auto platform occur and such shares are earned.

Accounting Standards Adopted

In February 2016, the FASB issued, ASU 2016-02, Leases (Topic 842), which amends the accounting guidance on leases. The new standard requires a lessee to recognize right-of-use assets and lease obligations on the balance sheet for most lease agreements. Leases are classified as either operating or finance, with classification affecting the pattern of expense recognition in the statement of operations. The FASB also subsequently issued amendments to the standard to provide additional practical expedients and an additional transition method option.

The Company adopted Topic 842 as of January 1, 2020 using the modified retrospective approach with a cumulative-effect adjustment to opening retained earnings (accumulated deficit) with no restatement of comparative periods. Upon adoption, the Company recognized $18.4 million of operating lease liabilities and $17.4 million of operating lease right-of-use assets. The adoption of Topic 842 did not result in a cumulative effect adjustment to accumulated deficit.

Topic 842 provides various optional practical expedients for transition. The Company elected to utilize the package of practical expedients for transition which permitted the Company to not reassess its prior conclusions regarding whether a contract is or contains a lease, lease classification and initial direct costs. The Company did not elect the hindsight practical expedient to determine lease terms.

Topic 842 also provides optional practical expedients for an entity’s ongoing lease accounting. The Company elected the short-term lease recognition exemption for all leases that qualify and the practical expedient to not separate lease and non-lease components of leases.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, related to updated requirements over the disclosures of fair value measurements. Under ASU 2018-13, certain disclosure requirements for fair value measurements were eliminated, modified or added to facilitate better disclosure regarding recurring and non-recurring fair value measurements. The Company adopted the guidance on January 1, 2020 which did not have a material impact on the Company’s consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial instruments, Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which amends the guidance on the impairment of financial instruments by requiring measurement and recognition of expected credit losses for most financial assets, including trade receivables, and other instruments that are not measured at fair value through net income. The Company adopted the guidance on January 1, 2020 which did not have a material impact on the Company’s consolidated financial statements and related disclosures.

Accounting Standards Issued But Not Yet Adopted

The Company previously qualified as an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) and it had elected to delay adoption of new or revised accounting standards until those standards apply to private companies. The Company ceased to qualify as an EGC because its annual revenue for the fiscal year ended December 31, 2019 exceeded $1.07 billion. The Company continued to be treated as an EGC through June 11, 2020, which was the date the Company consummated the IPO. Accordingly, since the Company can no longer be treated as an EGC, effective dates included in these condensed consolidated financial statements reflect the effective dates that apply to public companies.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which enhances and simplifies various aspects of the income tax accounting guidance including the elimination of certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The guidance will be effective for fiscal years beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this guidance will have on its consolidated financial statements and related disclosures.

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates, assumptions and judgments that affect the reported amounts of assets, liabilities, revenue, and expenses and related disclosures. On an ongoing basis, the Company evaluates its estimates, including, among others, those related to income taxes, the realizability of inventory, stock-based compensation, contingencies, revenue-related reserves, fair value measurements, goodwill, and useful lives of property and equipment and intangible assets. The Company bases its estimates on historical experience, market conditions, and on various other assumptions that are believed to be reasonable. Actual results may differ from these estimates.

Beginning in the first quarter of 2020, the COVID-19 pandemic caused by the novel coronavirus has negatively impacted, and may continue to negatively impact, the macroeconomic environment in the United States and globally, as well as the Company’s business, financial condition and results of operations. Due to the evolving and uncertain nature of COVID-19, it is reasonably possible that it could materially impact the Company’s estimates, particularly those noted above that require consideration of forecasted financial information, in the near to medium term. The ultimate impact will depend on numerous evolving factors that the Company may not be able to accurately predict, including the duration and extent of the pandemic, the impact of federal, state, local and foreign governmental actions, consumer behavior in response to the pandemic and other economic and operational conditions the Company may face.

Comprehensive Loss

The Company did not have any other comprehensive income or loss for years ended December 31, 2018 and 2019. Accordingly, net loss and comprehensive loss are the same for the periods presented.

Revenue Recognition

Revenue consists of retail used vehicle sales, wholesale used vehicle sales, fees earned on sales of value-added products to customers in connection with vehicles sales, and other revenues. Refer to Note 3 – Revenue Recognition for a discussion of the Company’s significant accounting policies related to revenue recognition.

Cost of sales

Cost of sales primarily includes the cost to acquire used vehicles, inbound transportation costs and direct and indirect reconditioning costs associated with preparing vehicles for resale. Reconditioning costs include parts, labor and third-party reconditioning costs directly attributable to the vehicle and allocated overhead costs. Cost of sales also includes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value.

Cash and Cash Equivalents

Cash and cash equivalents include cash deposits at financial institutions and highly liquid investments with original maturities of three months or less. Outstanding checks that are in excess of the cash balances at certain financial institutions are included in “Accounts payable” in the consolidated balance sheets and changes in these amounts are reflected in operating cash flows in the consolidated statements of cash flows.

Restricted Cash

Restricted cash includes deposits required under letter of credit agreements as explained in Note 10—Commitments and Contingencies.

Accounts Receivable, Net

Accounts receivable, net of an allowance for doubtful accounts, includes amounts due from customers and from third-party financial institutions related to vehicle purchases. The allowance for doubtful accounts is estimated based upon historical experience, age of the balances, current economic conditions and other factors and is evaluated as of each reporting date. The allowance for doubtful accounts was $0.0 and $0.8 million as of December 31, 2018 and 2019, respectively. Increases and decreases in the allowance for doubtful accounts are recorded in “Selling, general and administrative expenses” in the consolidated statements of operations.

Inventory

Inventory consists primarily of used vehicles and parts and accessories and is stated at the lower of cost or net realizable value. Inventory cost is determined by specific identification and includes acquisition cost, direct and indirect reconditioning costs and inbound transportation expenses. Net realizable value represents the estimated selling price less costs to complete, dispose and transport the vehicles. The Company recognizes any necessary adjustments to reflect inventory at the lower of cost or net realizable value through adjustments to “Cost of sales” in the consolidated statements of operations.

Property and Equipment, Net

Property and equipment are recorded at cost less accumulated depreciation and amortization. Charges for repairs and maintenance that do not improve or extend the life of the respective assets are expensed as incurred. When assets are retired or otherwise disposed of, their costs and related accumulated depreciation are written off and any resulting gains or losses are recorded during the period.

Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives of the assets:

Equipment	3 to 7 years
Furniture and fixtures	3 to 15 years
Company Vehicles	4 to 7 years
Leasehold improvements	Lesser of useful life or lease term
Internal-use software	3 to 5 years

The Company capitalizes direct costs of materials and services utilized in developing or obtaining internal-use software. The Company also capitalizes payroll and payroll-related costs for employees who are directly associated with and who devote time to the development of software products for internal use, to the extent of the time spent directly on the project. Capitalization of costs begins during the application development stage and ends when the software is available for general use. Costs incurred during the preliminary project and post-implementation stages are charged to expense as incurred.

Goodwill and Intangible Assets

Goodwill represents the excess of the consideration transferred over the fair value of the identifiable assets acquired and liabilities assumed in business combinations. Goodwill is tested for impairment annually as of October 1 or whenever events or changes in circumstances indicate that an impairment may exist.

The Company has three reporting units: Ecommerce, TDA, and Wholesale. In performing its annual goodwill impairment test, the Company first reviews qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing qualitative factors, the Company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the quantitative test is unnecessary and the Company’s goodwill is not considered to be impaired. However, if based on the qualitative assessment the Company concludes that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, or if the Company elects to bypass the optional qualitative assessment as provided for under U.S. GAAP, the Company proceeds with performing the quantitative impairment test.

No goodwill impairment was determined to exist for the years ended December 31, 2018 and 2019.

In connection with its annual goodwill impairment test as of October 1, 2019, the Company performed qualitative impairment assessments for each of its reporting units. The results of the qualitative assessments indicated that it was not more likely than not that the fair value of the reporting units were less than the carrying values.

In connection with the its annual goodwill impairment test as of October 1, 2018, the Company performed qualitative impairment assessments for the Ecommerce and Wholesale reporting units. The results of the qualitative assessments indicated that it was not more likely than not that the fair value of the reporting units were less than the carrying values. For the TDA reporting unit, the Company determined the most effective approach was to bypass the optional qualitative assessment and perform a quantitative impairment test. The results of the quantitative test indicated that the fair value of the TDA reporting unit substantially exceeded carrying value and that the TDA reporting unit was not at risk of failing the quantitative impairment test.

A quantitative goodwill impairment test requires a determination of whether the estimated fair value of a reporting unit is less than its carrying value. The Company estimates the fair value of a reporting unit using an income valuation approach. The income valuation approach is applied using the discounted cash flow method which requires (1) estimating future cash flows for a discrete projection period (2) estimating the terminal value, which reflects the remaining value that the reporting unit is expected to generate beyond the projection period and (3) discounting those amounts to present value at a discount rate which is based on a weighted average cost of capital that considers the relative risk of the cash flows. The income valuation approach requires the use of significant estimates and assumptions, which include revenue growth rates, future gross profit margins and operating expenses used to calculate projected future cash flows, determination of the weighted average cost of capital, and future economic and market conditions. The terminal value is based on an exit multiple which requires significant assumptions regarding the selection of appropriate multiples that consider relevant market trading data. The Company bases its estimates and assumptions on its knowledge of the automotive and ecommerce industries, its recent performance, its expectations of its future performance, and other assumptions it believes to be reasonable. Actual future results may differ from those estimates. The Company also makes certain judgments and assumptions in allocating shared assets and liabilities to determine the carrying values for each of its reporting units.

The Company’s intangible assets are amortized on a straight-line basis over the following estimated useful lives:

Trademarks	5 years
Technology	4 years

The Company periodically reassesses the useful lives of its definite-lived intangible assets when events or circumstances indicate that useful lives have significantly changed from the previous estimate.

Impairment of Long-Lived Assets

The Company evaluates long-lived assets, including definite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When impairment indicators are present, the recoverability of an asset is measured by comparing the carrying value of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. No impairment charges were recognized for the years ended December 31, 2018 and 2019.

Deferred Offering Costs

Deferred offering costs, including legal, accounting and other fees and costs relating to the Company’s IPO, are capitalized and included within “Other assets” in the consolidated balance sheets. The deferred offering costs were offset against the IPO proceeds within equity upon the closing of the IPO. As of December 31, 2018 and 2019, there were $0.0 million and $2.4 million, respectively, of capitalized deferred offering costs included within “Other assets.”

Vehicle Floorplan

The vehicle floorplan payable (the “Vehicle Floorplan Facility”) reflects amounts borrowed to finance the purchase of specific vehicle inventories. Portions of the Vehicle Floorplan Facility are settled on a daily basis depending on the Company’s sales and purchasing activity. The Vehicle Floorplan Facility is collateralized by vehicle inventories and certain other assets of the Company. Borrowings and repayments are presented separately and classified as financing activities within the consolidated statements of cash flows.

Income Taxes

The Company accounts for income taxes under the asset and liability method. The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, as well as for operating loss and tax credit carry forwards. The Company measures deferred tax assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which the Company expects to recover or settle those temporary differences. The Company recognizes the effect of a change in tax rates on deferred tax assets and liabilities in the results of operations in the period that includes the enactment date. The Company reduces the measurement of a deferred tax asset, if necessary, by a valuation allowance if it is “more-likely-than-not” that the Company will not realize some or all of the deferred tax asset. The Company accounts for uncertain tax positions by recognizing the financial statement effects of a tax position only when, based upon technical merits, it is “more likely than not” that the position will be sustained upon examination. Potential interest and penalties associated with unrecognized tax positions are recognized in income tax expense.

Stock-Based Compensation

The Company recognizes the cost of employee services received in exchange for stock awards based on the fair value of those awards at the date of grant over the requisite service period. The Company uses the Black-Scholes-Merton (“Black-Scholes”) option pricing model to determine the fair value of its stock-based awards. Estimating the fair value of stock-based awards requires the input of subjective assumptions, including the estimated fair value of the Company’s common stock, the expected life of the options, stock price volatility, the risk-free interest rate and expected dividends. The assumptions used in the Company’s Black-Scholes option-pricing model represent management’s best estimates and involve a number of variables, uncertainties and assumptions and the application of management’s judgment, as they are inherently subjective.

Advertising

Advertising costs are expensed as incurred and are included within “Selling, general and administrative expenses” in the consolidated statements of operations. Advertising expenses were $25.6 million and $49.9 million for the years ended December 31, 2018 and 2019, respectively.

Shipping and Handling

The Company’s logistics costs related to transporting its used vehicle inventory primarily include third-party transportation fees. The portion of these costs related to inbound transportation from the point of acquisition to the relevant reconditioning facility is included in cost of sales when the related used vehicle is sold. Logistics costs not included in cost of sales are accounted for as costs to fulfil contracts with customers and are included in “Selling, general and administrative expenses” in the consolidated statements of operations and were $6.4 million and $14.0 million for the years ended December 31, 2018 and 2019, respectively.

Concentration of Credit Risk and Significant Customers

The Company’s principal financial instruments subject to potential concentration of credit risk are cash and cash equivalents and accounts receivable, which are unsecured. The Company’s cash and cash equivalents are maintained at various large financial institutions. Deposits held with financial institutions may at times exceed the amount of insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and, therefore, management believes they bear minimal risk. Concentration of credit risk with respect to accounts receivables is generally mitigated by a large customer base.

For the years ended December 31, 2018 and 2019, no customer represented 10% or more of the Company’s revenues or accounts receivable.

Liquidity

For the years ended December 31, 2018 and 2019, the Company generated negative cash flows from operations of approximately $64.9 million and $215.6 million, respectively, and generated net losses of approximately $85.2 million and $143.0 million, respectively. Since inception, the Company has had losses from operations which it has funded primarily through issuances of common and preferred stock. The Company has historically funded vehicle inventory purchases through its vehicle floorplan facility (refer to Note 8—Vehicle Floorplan). As further discussed in Note 8, the Company entered into a new vehicle floorplan facility in March 2020 which increases the borrowing capacity up to $450.0 million and extended the term through March 2021.

In accordance with Accounting Standards Update No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there is substantial doubt about the Company’s ability to meet its obligations within one year from the financial statement issuance date. In connection with the previous issuance of the consolidated financial statements as of and for the year ended December 31, 2019 that are included in the final prospectus dated June 8, 2020 and filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended (the “Securities Act”), on June 9, 2020 (the “Prospectus”), uncertainties relating to the COVID-19 pandemic, combined with the Company’s losses and negative cash flows from operations since inception, and the fact that management’s plan to obtain additional capital had not yet been completed, raised substantial doubt about the Company’s ability to continue as a going concern. However, following the successful completion of the Company’s IPO in June 2020, in which it raised proceeds of $504.0 million from the IPO, net of the underwriting discount and before deducting offering expenses of $7.5 million as described above, management completed an updated evaluation of the Company’s ability to continue as going concern and has concluded the factors that previously raised substantial doubt about the Company’s ability to continue as going concern no longer exist as of the re-issuance of these consolidated financial statements.

Net Loss Per Share Attributable to Common Stockholders

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. Under the two-class method, net loss is attributed to common stockholders and participating securities based on their participation rights. The Company considers all series of its redeemable convertible preferred stock to be participating securities. Under the two-class method, the net loss attributable to common stockholders is not allocated to the redeemable convertible preferred stock as the holders of the Company’s redeemable convertible preferred stock do not have a contractual obligation to share in the Company’s losses. Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. For periods in which the Company reports net losses, diluted net loss per common share attributable to common stockholders is the same as basic net loss per common share attributable to common stockholders because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

The accretion of the Company’s redeemable convertible preferred stock (refer to Note 11) for the years ended December 31, 2018 and 2019 has been presented as an increase to net loss to determine net loss attributable to common stockholders.

Accounting Standards Adopted

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, Revenue from Contracts with Customers (“Topic 606”), which amends the guidance on revenue recognition. Under the new standard, revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration the entity expects to receive in exchange for those goods and services. The principles in the standard are applied using a five-step model that includes 1) identifying the contract(s) with a customer, 2) identifying the performance obligations in the contract, 3) determining the transaction price, 4) allocating the transaction price to the performance obligations in the contract, and 5) recognizing revenue when (or as) the performance obligations are satisfied. The standard also requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The FASB also subsequently issued several amendments to the standard to clarify the guidance.

The Company adopted Topic 606 as of January 1, 2018 utilizing the modified retrospective approach applied only to contracts not completed as of the date of adoption. The Company recognized a net decrease to accumulated deficit of $1.7 million as January 1, 2018 due to the cumulative effect of adopting Topic 606.

The cumulative effect adjustment primarily resulted from a change in revenue recognition for sales of extended warranty contracts which are provided by a third-party and are sold by the Company on a commission basis. For these products, the Company is contractually entitled to receive profit-sharing revenues based on the performance of the extended warranty contracts once a required claims period has passed. The Company previously recognized this revenue at each reporting date based on the performance of the extended warranty contracts at such date. Under Topic 606, profit sharing revenues are recognized earlier because they represent variable consideration which the Company estimates and recognizes at the time the extended warranties are sold to the end-customer.

Topic 606 also requires the Company to make additional disclosures about the amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Refer to Note 3—Revenue Recognition for further information on the Company’s revenue recognition accounting policies.

In August 2016, the FASB issued new guidance, ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments, which clarifies how entities should classify cash receipts and cash payments related to eight specific cash flow matters on the statement of cash flows, with the objective of reducing existing diversity in practice. The Company adopted this guidance on January 1, 2018 which did not have a material impact on the Company’s consolidated statements of cash flows.

In November 2016, the FASB issued new guidance, ASU 2016-18, Restricted Cash, which requires that an entity’s statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Accordingly, restricted cash and restricted cash equivalents are required to be included with cash and cash equivalents when reconciling the beginning and end of period total amounts shown on the statement of cash flows. The Company adopted this guidance on January 1, 2018, and made the relevant changes, which were not material, to the Company’s consolidated statements of cash flows.

In January 2017, the FASB issued new guidance, ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which changes the definition of a business to assist entities with evaluating whether transactions should be accounted for as transfers of assets or business combinations. The Company adopted this guidance on January 1, 2018. This guidance will be applied prospectively to business combinations and did not have an impact on the Company’s consolidated financial statements.

In January 2017, the FASB issued new guidance, ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which simplifies the subsequent measurement of goodwill by eliminating the second step of the goodwill impairment test. Under the new guidance, an entity performs its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognizes an impairment charge, if applicable, for the amount by which the carrying amount exceeds the reporting unit’s fair value. The impairment charge recognized should not exceed the total amount of goodwill allocated to the reporting unit. The guidance is required to be applied prospectively. The Company adopted this guidance on January 1, 2018 which did not have an impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”). The intent of this new guidance is to align the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software as defined in ASC 350-40. Under ASU 2018-15, the capitalized implementation costs related to a cloud computing arrangement will be amortized over the term of the arrangement and all capitalized implementation amounts will be required to be presented in the same line items of the financial statements as the related hosting fees. The Company adopted ASU 2018-15 as of January 1, 2019. The new guidance was applied prospectively to all implementation costs incurred after the date of adoption and resulted in the capitalization of $2.7 million of implementation costs, which primarily relate to the Company’s hosted general ledger system. Capitalized implementation costs are included in “Other assets” in the consolidated balance sheet as of December 31, 2019 and are amortized over the terms of the arrangements, which range between 2 and 5 years. Total amortization expense for the year ended December 31, 2019 was $0.3 million.

Accounting Standards Issued But Not Yet Adopted

The Company previously qualified as an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) and it had elected to delay adoption of new or revised accounting standards until those standards apply to private companies. The Company ceased to qualify as an EGC because its annual revenue for the fiscal year ended December 31, 2019 exceeded $1.07 billion. The Company continued to be treated as an EGC through June 11, 2020, which was the date the Company consummated the IPO. Accordingly, since the Company can no longer be treated as an EGC, effective dates included in these consolidated financial statements reflect the effective dates that apply to public companies.

In June 2016, the FASB issued ASU 2016-13, Financial instruments, Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which amends the guidance on the impairment of financial instruments by requiring measurement and recognition of expected credit losses for most financial assets, including trade receivables, and other instruments that are not measured at fair value through net income. The Company adopted this guidance on January 1, 2020 which did not have a material impact on the Company’s consolidated financial statements and related disclosures.

In February 2016, the FASB issued, ASU 2016-02, Leases (Topic 842), which amends the accounting guidance on leases. The new standard requires a lessee to recognize right-of-use assets and lease obligations on the balance sheet for most lease agreements. Leases are classified as either operating or finance, with classification affecting the pattern of expense recognition in the statement of operations. The FASB also subsequently issued amendments to the standard to provide additional practical expedients and an additional transition method option.

The Company adopted Topic 842 on January 1, 2020 and elected to use the modified retrospective approach with a cumulative-effect adjustment to opening retained earnings (accumulated deficit) with no restatement of comparative periods. Upon adoption, the Company recognized $18.4 million of operating lease liabilities and $17.4 million of operating lease right-of-use assets. The adoption of Topic 842 did not result in a cumulative effect adjustment to accumulated deficit.

Topic 842 provides various optional practical expedients for transition. The Company elected to utilize the package of practical expedients for transition which permitted the Company to not reassess its prior conclusions regarding whether a contract is or contains a lease, lease classification and initial direct costs. The Company did not elect the hindsight practical expedient to determine lease terms.

Topic 842 also provides optional practical expedients for an entity’s ongoing lease accounting. The Company elected the short-term lease recognition exemption for all leases that qualify and the practical expedient to not separate lease and non-lease components of leases.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, related to updated requirements over the disclosures of fair value measurements. Under ASU 2018-13, certain disclosure requirements for fair value measurements were eliminated, modified or added to facilitate better disclosure regarding recurring and non-recurring fair value measurements. The Company adopted the guidance on January 1, 2020 which did not have a material impact on the Company’s consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which enhances and simplifies various aspects of the income tax accounting guidance including the elimination of certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The guidance will be effective for fiscal years beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this guidance will have on its consolidated financial statements and related disclosures.